Quarterly Report
March 31, 2019
MFS®  Strategic Income Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 74.9%
Asset-Backed & Securitized – 25.4%
A Voce CLO Ltd., 2014-1A, “BR”, FLR, 4.937% (LIBOR - 3mo. + 2.15%), 7/15/2026 (n)	$290,000	$288,810
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 5.761% (LIBOR - 3mo. + 3%), 10/21/2028 (z)	250,000	242,481
Allegro CLO Ltd., 2015-1X, “CR”, FLR, 4.42% (LIBOR - 3mo. + 1.65%), 7/25/2027 (z)	250,000	245,539
ALM Loan Funding CLO, 2015-16A, “BR2”, FLR, 4.687% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	260,000	256,413
Arbor Realty CLO Ltd., 2018-FL1, “A”, FLR, 3.633% (LIBOR - 1mo. + 1.15%), 6/15/2028 (z)	260,000	259,515
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 4.011% (LIBOR - 3mo.+ 1.25%), 1/20/2028 (n)	250,000	244,746
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 5.183% (LIBOR - 1mo. + 2.7%), 1/15/2033 (z)	248,157	246,625
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 3.583% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	250,000	248,442
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 4.583% (LIBOR - 1mo. + 2.1%), 9/15/2035 (z)	200,000	200,482
Bancorp Commercial Mortgage Trust, 2019-CRE5, “D”, FLR, 4.841% (LIBOR - 1mo. + 2.35%), 3/15/2036 (z)	280,000	280,380
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.096% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	145,878	137,022
BDS Ltd., 2018-FL2, “C”, FLR, 4.333% (LIBOR - 1mo. + 1.85%), 8/15/2035 (z)	200,000	199,622
BSPRT Issuer Ltd., 2017-FL2 “C”, FLR, 4.633% (LIBOR - 1mo. + 2.15%), 10/15/2034 (n)	250,000	249,843
Business Jet Securities LLC, 2018-1, “C”, 7.748%, 2/15/2033 (z)	86,193	87,908
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	215,000	214,116
Commercial Mortgage Pass-Through Certificates, “2017-BNK8”, “A3”, 3.229%, 11/15/2050	250,000	250,835
Commercial Mortgage Pass-Through Certificates, “2018-BNK10”, “A5”, 3.688%, 2/15/2061	250,000	258,705
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	346,107	360,662
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	250,000	254,710
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	133,643	133,439
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	653,069	30,433
Cutwater Ltd., 2015-IA, “BR”, FLR, 4.587% (LIBOR - 3mo. + 1.8%), 1/15/2029 (z)	250,000	249,165
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	77,472	77,436
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	184,006	184,018
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	82,000	82,540
Exantas Capital Corp. CLO Ltd., 2018-RS06, “B”, FLR, 3.633% (LIBOR - 1mo. + 1.15%), 6/15/2035 (z)	260,000	258,703
Falcon Franchise Loan LLC, 8.269%, 1/05/2023 (i)(z)	6,110	237
Figueroa CLO Ltd., 2014-1A, “DR”, FLR, 6.037% (LIBOR - 3mo. + 3.25%), 1/15/2027 (z)	250,000	246,186
Flagship CLO, 2014-8A, “BRR”, FLR, 4.178% (LIBOR - 3mo. + 1.4%), 1/16/2026 (z)	259,587	257,707
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 4.687% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	260,000	256,835
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (z)	260,000	258,672
Hunt CRE Ltd., 2018-FL2, “D”, FLR, 5.233% (LIBOR - 1mo. + 2.75%), 8/15/2028 (z)	200,000	199,000
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 3.731% (LIBOR - 1mo. + 1.25%), 3/17/2037 (z)	130,000	129,644
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	134,136	136,348
KKR Real Estate Financial Trust Inc. Ltd., 2018-FL1, “D”, FLR, 5.033% (LIBOR - 1mo. + 2.55%), 6/15/2036 (z)	205,000	206,301
Lehman Brothers Commercial Conduit Mortgage Trust, 0.622%, 2/18/2030 (i)	5,672	0
LoanCore Ltd., 2018-CRE1, “C”, FLR, 5.033% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	260,000	260,329
Man GLG US CLO 2018-2 Ltd., 2018-2A, “BR”, FLR, 5.237% (LIBOR - 3mo. + 2.45%), 10/15/2028	250,000	244,811
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	250,000	255,246
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	187,518	191,622
Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, FLR, 4.035% (LIBOR - 1mo. + 1.55%), 9/25/2023 (z)	269,000	269,302
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 4.361% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	250,000	241,027
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	212,000	211,585
NextGear Floorplan Master Owner Trust, 2018-1A, “B”, 3.57%, 2/15/2023 (z)	200,000	201,149
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 5.311% (LIBOR - 3mo. + 2.55%), 10/20/2026 (n)	300,000	299,450
Parallel Ltd., 2015-1A, “DR”, FLR, 5.311% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	250,000	241,659
Race Point CLO Ltd., 2013-8A, “CR”, FLR, 5.143% (LIBOR - 3mo. + 2.5%), 2/20/2030 (n)	300,000	295,457
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	214,000	214,033
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	29,621	29,493
UBS Commercial Mortgage Trust 2017-C8, “A4”, 3.983%, 2/15/2051	250,000	263,007
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	251,247	255,735
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	250,000	255,493
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A4”, 3.374%, 3/15/2050	280,000	282,496
West CLO Ltd., 2014-1A, “CR”, FLR, 5.78% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	260,000	257,729
		$11,503,143

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 0.6%
General Motors Co., 4.2%, 10/01/2027	$280,000	$268,517
Broadcasting – 0.4%
Fox Corp., 4.709%, 1/25/2029 (n)	$54,000	$57,898
Time Warner, Inc., 3.8%, 2/15/2027	125,000	124,492
		$182,390
Brokerage & Asset Managers – 1.3%
Charles Schwab Corp., 3.2%, 1/25/2028	$228,000	$227,614
E*TRADE Financial Corp., 4.5%, 6/20/2028	292,000	296,630
Raymond James Financial, Inc., 4.95%, 7/15/2046	75,000	79,319
		$603,563
Building – 0.7%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$215,000	$222,924
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	115,000	110,808
		$333,732
Cable TV – 0.7%
Time Warner Cable, Inc., 8.25%, 4/01/2019	$150,000	$150,000
Time Warner Cable, Inc., 4.5%, 9/15/2042	183,000	159,947
		$309,947
Chemicals – 0.5%
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024	$200,000	$212,103
Computer Software – 1.3%
Dell Investments LLC/EMC Corp., 5.3%, 10/01/2029 (z)	$224,000	$225,967
Microsoft Corp., 3.125%, 11/03/2025	133,000	136,082
Microsoft Corp., 4.25%, 2/06/2047	205,000	228,369
		$590,418
Computer Software - Systems – 0.6%
Apple, Inc., 4.25%, 2/09/2047	$250,000	$266,680
Conglomerates – 1.5%
United Technologies Corp., 4.125%, 11/16/2028	$444,000	$461,279
Wabtec Corp., 4.95%, 9/15/2028	226,000	229,358
		$690,637
Consumer Products – 1.5%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$259,000	$264,838
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	401,000	394,064
		$658,902
Consumer Services – 0.8%
Priceline Group, Inc., 3.55%, 3/15/2028	$242,000	$240,869
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	46,000	31,644
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)	132,000	75,883
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)	46,000	24,427
		$372,823
Electronics – 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	$225,000	$206,733
Broadcom, Inc., 4.75%, 4/15/2029 (z)	153,000	152,281
		$359,014

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 1.4%
Petrobras Global Finance B.V., 5.999%, 1/27/2028		$117,000	$118,404
Petrobras Global Finance B.V., 6.9%, 3/19/2049		102,000	100,919
Power Finance Corp. Ltd., 5.25%, 8/10/2028		200,000	208,987
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		200,000	224,112
			$652,422
Emerging Market Sovereign – 5.8%
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		$200,000	$205,294
Gabonese Republic, 6.95%, 6/16/2025		200,000	192,768
Republic of Angola, 8.25%, 5/09/2028		200,000	208,424
Republic of Argentina, 5.875%, 1/11/2028		345,000	264,615
Republic of Ghana, 8.125%, 3/26/2032 (n)		200,000	199,500
Republic of Philippines, 8%, 7/19/2031	PHP	10,055,000	231,485
Republic of Romania, 2%, 12/08/2026 (n)	EUR	103,000	115,367
Republic of Romania, 3.375%, 2/08/2038		206,000	224,148
Republic of South Africa, 6.5%, 2/28/2041	ZAR	2,034,000	99,820
Republic of Sri Lanka, 7.85%, 3/14/2029 (n)		$200,000	208,662
Socialist Republic of Vietnam, 4.8%, 11/19/2024		231,000	241,702
State of Qatar, 5.103%, 4/23/2048		207,000	226,665
State of Qatar, 4.817%, 3/14/2049 (n)		200,000	210,287
			$2,628,737
Energy - Independent – 0.5%
Canadian Oil Sands Co., 7.75%, 5/15/2019 (n)		$126,000	$126,619
Canadian Oil Sands Co., 4.5%, 4/01/2022 (n)		118,000	119,738
			$246,357
Energy - Integrated – 1.0%
Eni S.p.A., 4%, 9/12/2023 (n)		$200,000	$205,202
Shell International Finance B.V., 2.875%, 5/10/2026		225,000	224,069
			$429,271
Financial Institutions – 0.4%
GE Capital International Funding Co., 4.418%, 11/15/2035		$200,000	$184,897
Food & Beverages – 2.2%
Anheuser Busch InBev Worldwide, Inc., 4.439%, 10/06/2048		$125,491	$118,133
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039		189,000	204,595
Conagra Brands, Inc., 4.6%, 11/01/2025		282,000	295,976
Constellation Brands, Inc., 4.4%, 11/15/2025		315,000	330,706
General Mills, Inc., 4.55%, 4/17/2038		62,000	61,385
			$1,010,795
Insurance – 0.9%
American International Group, Inc., 3.9%, 4/01/2026		$294,000	$295,860
American International Group, Inc., 4.7%, 7/10/2035		59,000	59,154
American International Group, Inc., 4.5%, 7/16/2044		53,000	50,753
			$405,767
Insurance - Health – 0.5%
UnitedHealth Group, Inc., 3.75%, 10/15/2047		$220,000	$213,650
Insurance - Property & Casualty – 1.3%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025		$310,000	$308,693
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048		277,000	274,770
			$583,463
International Market Quasi-Sovereign – 0.6%
Dexia Credit Local S.A., 2.25%, 2/18/2020 (n)		$270,000	$269,125

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.3%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$145,000	$138,902
Major Banks – 8.2%
Bank of America Corp., 2.151%, 11/09/2020	$100,000	$99,024
Bank of America Corp., 4.125%, 1/22/2024	136,000	142,505
Bank of America Corp., 3.248%, 10/21/2027	656,000	642,253
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR - 3mo. + 1.31%) to 7/23/2029	136,000	141,607
Bank of New York Mellon Corp., 3.5%, 4/28/2023	329,000	337,368
Barclays PLC, 4.375%, 1/12/2026	200,000	200,858
Credit Suisse Group AG, 3.869%, 1/12/2029 (n)	250,000	245,043
ING Bank N.V., 5.8%, 9/25/2023 (n)	322,000	347,161
JPMorgan Chase & Co., 3.125%, 1/23/2025	325,000	325,241
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR (LIBOR - 3mo. + 1.36%) to 7/24/2038	269,000	263,667
Morgan Stanley, 3.625%, 1/20/2027	317,000	317,741
Royal Bank of Scotland Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	218,000	220,318
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	415,000	431,574
		$3,714,360
Medical & Health Technology & Services – 0.7%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$318,000	$322,870
Medical Equipment – 0.8%
Abbott Laboratories, 4.75%, 11/30/2036	$305,000	$341,429
Metals & Mining – 1.0%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$164,000	$167,042
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	167,000	159,477
Vale Overseas Ltd., 6.25%, 8/10/2026	55,000	59,785
Vale Overseas Ltd., 6.875%, 11/10/2039	51,000	58,523
		$444,827
Midstream – 0.8%
MPLX LP, 4.5%, 4/15/2038	$389,000	$369,493
Mortgage-Backed – 0.6%
Fannie Mae, 5.5%, 3/01/2020 - 9/01/2034	$11,805	$12,893
Fannie Mae, 6.5%, 4/01/2032	18,561	21,059
Freddie Mac, 4.224%, 3/25/2020	232,509	235,038
		$268,990
Municipals – 1.2%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$350,000	$307,465
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	8,000	8,088
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	4,000	3,936
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	31,000	29,393
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	78,000	77,068
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., (taxable), “2019A-2”, 4.55%, 7/01/2040	43,000	37,948
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., (taxable), “2019A-2”, 4.75%, 7/01/2053	1,000	858
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., (taxable), “2019A-2”, 5%, 7/01/2058	17,000	14,875
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	5,000	4,198
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	8,000	5,965
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	8,000	5,305
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	10,000	5,916
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	11,000	5,837
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	108,000	23,231
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	88,000	13,923
		$544,006

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.7%
AT&T, Inc., 5.45%, 3/01/2047	$286,000	$305,549
Oils – 0.6%
Marathon Petroleum Corp., 3.8%, 4/01/2028 (n)	$275,000	$272,266
Other Banks & Diversified Financials – 0.7%
Compass Bank, 2.875%, 6/29/2022	$250,000	$247,387
JSC Kazkommertsbank, 5.5%, 12/21/2022	72,530	72,501
		$319,888
Pharmaceuticals – 0.4%
Actavis Funding SCS, 3.8%, 3/15/2025	$179,000	$181,333
Supranational – 0.8%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$340,000	$352,583
Telecommunications - Wireless – 1.1%
American Tower Corp., REIT, 3.55%, 7/15/2027	$358,000	$352,277
American Tower Corp., REIT, 3.6%, 1/15/2028	125,000	123,195
		$475,472
Tobacco – 0.5%
Altria Group, Inc., 4.8%, 2/14/2029	$227,000	$234,015
Transportation - Services – 1.0%
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	$267,000	$269,769
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027	200,000	181,195
		$450,964
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 6.35%, 4/01/2021	$1,742	$1,769
Small Business Administration, 4.77%, 4/01/2024	20,085	20,600
Small Business Administration, 4.99%, 9/01/2024	13,719	14,197
Small Business Administration, 4.86%, 1/01/2025	16,829	17,354
Small Business Administration, 4.625%, 2/01/2025	23,239	23,930
Small Business Administration, 5.11%, 8/01/2025	18,701	19,339
		$97,189
U.S. Treasury Obligations – 2.4%
U.S. Treasury Bonds, 4.75%, 2/15/2037	$54,000	$70,860
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	1,099,000	1,036,924
		$1,107,784
Utilities - Electric Power – 2.2%
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	$280,000	$267,950
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	200,000	208,372
Firstenergy Corp., 4.85%, 7/15/2047	190,000	203,755
FirstEnergy Transmission LLC, 4.55%, 4/01/2049 (z)	244,000	248,761
Southern California Edison Co., 4.875%, 3/01/2049	80,000	84,748
		$1,013,586
Total Bonds		$33,931,859
Common Stocks – 0.0%
Energy - Independent – 0.0%
Frontera Energy Corp.	1,188	$10,170

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 24.9%
Bond Funds – 21.9%
MFS High Yield Pooled Portfolio (v)	1,091,235	$9,908,413
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 2.48% (v)	1,346,347	$1,346,347
Total Investment Companies		$11,254,760

Other Assets, Less Liabilities – 0.2%		92,575
Net Assets – 100.0%		$45,289,364
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $11,254,760 and $33,942,029, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,873,133, representing 19.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 5.761% (LIBOR - 3mo. + 3%), 10/21/2028	8/22/18	$250,000	$242,481
Allegro CLO Ltd., 2015-1X, “CR”, FLR, 4.42% (LIBOR - 3mo. + 1.65%), 7/25/2027	3/06/19	247,207	245,539
Arbor Realty CLO Ltd., 2018-FL1, “A”, FLR, 3.633% (LIBOR - 1mo. + 1.15%), 6/15/2028	5/23/18	260,000	259,515
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 5.183% (LIBOR - 1mo. + 2.7%), 1/15/2033	3/13/18-9/06/18	248,157	246,625
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 4.583% (LIBOR - 1mo. + 2.1%), 9/15/2035	9/17/18	200,000	200,482
Bancorp Commercial Mortgage Trust, 2019-CRE5, “D”, FLR, 4.841% (LIBOR - 1mo. + 2.35%), 3/15/2036	3/08/19	280,000	280,380
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.096% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	145,878	137,022
BDS Ltd., 2018-FL2, “C”, FLR, 4.333% (LIBOR - 1mo. + 1.85%), 8/15/2035	7/25/18	200,000	199,622
Broadcom, Inc., 4.75%, 4/15/2029	3/29/19	152,273	152,281
Business Jet Securities LLC, 2018-1, “C”, 7.748%, 2/15/2033	2/21/18	86,192	87,908
Cutwater Ltd., 2015-IA, “BR”, FLR, 4.587% (LIBOR - 3mo. + 1.8%), 1/15/2029	8/15/18	250,000	249,165
Dell Investments LLC/EMC Corp., 5.3%, 10/01/2029	3/06/19	222,465	225,967
Exantas Capital Corp. CLO Ltd., 2018-RS06, “B”, FLR, 3.633% (LIBOR - 1mo. + 1.15%), 6/15/2035	6/07/18	260,000	258,703
Falcon Franchise Loan LLC, 8.269%, 1/05/2023	1/18/02	237	237
Figueroa CLO Ltd., 2014-1A, “DR”, FLR, 6.037% (LIBOR - 3mo. + 3.25%), 1/15/2027	1/28/18	250,000	246,186
FirstEnergy Transmission LLC, 4.55%, 4/01/2049	3/25/19	243,563	248,761
Flagship CLO, 2014-8A, “BRR”, FLR, 4.178% (LIBOR - 3mo. + 1.4%), 1/16/2026	2/07/19	257,995	257,707
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022	8/15/17	259,959	258,672
Hunt CRE Ltd., 2018-FL2, “D”, FLR, 5.233% (LIBOR - 1mo. + 2.75%), 8/15/2028	8/03/18	200,000	199,000
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 3.731% (LIBOR - 1mo. + 1.25%), 3/17/2037	1/26/18	130,000	129,644
KKR Real Estate Financial Trust Inc. Ltd., 2018-FL1, “D”, FLR, 5.033% (LIBOR - 1mo. + 2.55%), 6/15/2036	11/07/18	205,000	206,301
Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, FLR, 4.035% (LIBOR - 1mo. + 1.55%), 9/25/2023	9/17/18	269,000	269,302
NextGear Floorplan Master Owner Trust, 2018-1A, “B”, 3.57%, 2/15/2023	3/06/18	199,986	201,149
Total Restricted Securities			$4,802,649
% of Net assets			10.6%
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation

Portfolio of Investments (unaudited) – continued
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PHP	Philippine Peso
TRY	Turkish Lira
ZAR	South African Rand
Derivative Contracts at 3/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
INR	7,871,000	USD	110,937	JPMorgan Chase Bank N.A.	6/10/2019	$1,666
JPY	69,000,000	USD	618,257	Goldman Sachs International	4/05/2019	4,463
JPY	94,612,792	USD	848,687	JPMorgan Chase Bank N.A.	4/05/2019	5,187
JPY	50,005,450	USD	448,790	JPMorgan Chase Bank N.A.	4/12/2019	2,773
JPY	41,000,000	USD	367,769	State Street Bank Corp.	4/05/2019	2,253
MXN	21	USD	1	JPMorgan Chase Bank N.A.	4/12/2019	0
USD	2,219	EUR	1,918	Goldman Sachs International	4/12/2019	66
USD	115,502	EUR	101,230	NatWest Markets PLC	4/12/2019	1,850
USD	108,721	EUR	96,192	State Street Bank Corp.	4/12/2019	726
USD	114,722	EUR	102,050	UBS AG	4/12/2019	150
USD	938,062	JPY	101,600,000	Citibank N.A.	4/05/2019	21,129
USD	482,691	JPY	52,012,792	Goldman Sachs International	4/05/2019	13,279
USD	477,396	JPY	51,000,000	JPMorgan Chase Bank N.A.	4/05/2019	17,125
USD	463,089	JPY	50,005,450	JPMorgan Chase Bank N.A.	4/12/2019	11,525
USD	110,631	MXN	2,130,283	Goldman Sachs International	4/12/2019	1,057
USD	226,448	PHP	11,783,000	Barclays Bank PLC	4/26/2019	2,650
USD	110,447	TRY	607,000	JPMorgan Chase Bank N.A.	4/12/2019	3,566
USD	113,484	ZAR	1,516,270	Morgan Stanley Capital Services, Inc.	4/12/2019	8,526
						$97,991
Liability Derivatives
MXN	2,181,454	USD	113,658	Goldman Sachs International	4/12/2019	$(1,452)
TRY	608,000	USD	108,049	Goldman Sachs International	4/12/2019	(992)
ZAR	86,000	USD	5,988	State Street Bank Corp.	4/12/2019	(34)
USD	2,255	PHP	119,000	Barclays Bank PLC	4/26/2019	(5)
						$(2,483)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	10	$1,496,563	June – 2019	$35,390
U.S. Treasury Note 2 yr	Long	USD	31	6,605,906	June – 2019	20,961

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Ultra Bond	Long	USD	7	$1,176,000	June – 2019	$40,678
						$97,029
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	7	$869,531	June – 2019	$(10,744)
U.S. Treasury Ultra Note 10 yr	Short	USD	25	3,319,532	June – 2019	(60,794)
						$(71,538)
At March 31, 2019, the fund had liquid securities with an aggregate value of $43,402 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$10,170	$—	$—	$10,170
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	1,204,973	—	1,204,973
Non-U.S. Sovereign Debt	—	3,902,868	—	3,902,868
Municipal Bonds	—	544,006	—	544,006
U.S. Corporate Bonds	—	11,893,852	—	11,893,852
Residential Mortgage-Backed Securities	—	398,635	—	398,635
Commercial Mortgage-Backed Securities	—	4,665,166	—	4,665,166
Asset-Backed Securities (including CDOs)	—	6,708,332	—	6,708,332
Foreign Bonds	—	4,614,027	—	4,614,027
Mutual Funds	11,254,760	—	—	11,254,760
Total	$11,264,930	$33,931,859	$—	$45,196,789
Other Financial Instruments
Futures Contracts - Assets	$97,029	$—	$—	$97,029
Futures Contracts - Liabilities	(71,538)	—	—	(71,538)
Forward Foreign Currency Exchange Contracts - Assets	—	97,991	—	97,991
Forward Foreign Currency Exchange Contracts - Liabilities	—	(2,483)	—	(2,483)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	725,387	405,165	(39,317)	1,091,235
MFS Institutional Money Market Portfolio	1,455,646	7,524,636	(7,633,935)	1,346,347
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(12,688)	$392,785	$—	$115,736	$9,908,413
MFS Institutional Money Market Portfolio	(76)	122	—	5,563	1,346,347
	$(12,764)	$392,907	$—	$121,299	$11,254,760